Investments - Rollforward of credit loss allowance for mortgage loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounting Standards Update 2016-13 | Mortgage loans
Rollforward of the valuation allowance on impaired mortgage loans
Beginning balance	$ (6,129)
Ending balance		$ (6,129)
Mortgage loans
Rollforward of the valuation allowance on impaired mortgage loans
Beginning balance	0
Net increases related to credit losses	(9,691)	0	$ 0
Reduction of allowance related to sales	4,727
Write-offs	0
Ending balance	$ (11,093)	$ 0